UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4% (2)

	Aerospace & Defense – 2.0%

67,004	Boeing Company	$8,827,107
8,874	Huntington Ingalls Industries Inc.	1,361,449
28,502	Northrop Grumman Corporation	6,098,003
38,615	Raytheon Company	5,256,660
63,296	United Technologies Corporation	6,430,874
	Total Aerospace & Defense	27,974,093

	Air Freight & Logistics – 0.7%

89,366	United Parcel Service, Inc., Class B	9,773,066

	Airlines – 0.4%

104,813	United Continental Holdings Inc., (3)	5,499,538

	Auto Components – 0.2%

25,665	Cooper Tire & Rubber Company	975,783
85,832	Gentex Corporation	1,507,210
	Total Auto Components	2,482,993

	Automobiles – 0.5%

388,012	Ford Motor Company	4,683,305
50,303	Harley-Davidson, Inc.	2,645,435
	Total Automobiles	7,328,740

	Banks – 5.7%

904,735	Bank of America Corporation	14,159,103
253,540	Citigroup Inc.	11,974,694
33,724	Comerica Incorporated	1,595,820
71,851	Fifth Third Bancorp.	1,470,071
86,613	First Horizon National Corporation	1,319,116
285,763	JP Morgan Chase & Co.	19,028,958
29,619	Lloyds Banking Group PLC, ADR	85,007
17,603	M&T Bank Corporation	2,043,708
234,861	U.S. Bancorp	10,073,188
367,612	Wells Fargo & Company	16,277,859
	Total Banks	78,027,524

	Beverages – 2.4%

314,873	Coca-Cola Company	13,325,425
24,147	Monster Beverage Corporation, (3)	3,545,021
143,050	PepsiCo, Inc.	15,559,549
	Total Beverages	32,429,995

	Biotechnology – 3.5%

136,975	AbbVie Inc.	8,639,013
72,495	Amgen Inc.	12,092,891
23,477	Biogen Inc., (3)	7,349,005
88,944	Celgene Corporation, (3)	9,297,316
120,303	Gilead Sciences, Inc.	9,518,373
7,017	Shire plc, ADR	1,360,316
	Total Biotechnology	48,256,914

NUVEEN	1

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Building Products – 0.3%

19,320	Allegion PLC	$1,331,341
63,323	Masco Corporation	2,172,612
	Total Building Products	3,503,953

	Capital Markets – 2.2%

201,302	Charles Schwab Corporation	6,355,104
41,332	CME Group, Inc.	4,320,021
28,291	Eaton Vance Corporation	1,104,764
43,223	Goldman Sachs Group, Inc.	6,970,573
13,916	Intercontinental Exchange, Inc.	3,748,414
68,892	Legg Mason, Inc.	2,306,504
150,485	Morgan Stanley	4,824,549
26,522	Waddell & Reed Financial, Inc., Class A	481,640
	Total Capital Markets	30,111,569

	Chemicals – 1.8%

22,572	Chemours Company	361,152
125,443	Dow Chemical Company	6,501,711
80,623	E.I. Du Pont de Nemours and Company	5,399,322
32,774	Eastman Chemical Company	2,218,144
52,563	Monsanto Company	5,371,939
48,329	Olin Corporation	991,711
80,712	RPM International, Inc.	4,335,849
	Total Chemicals	25,179,828

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	945,169
26,475	Pitney Bowes Inc.	480,786
28,908	R.R. Donnelley & Sons Company	454,434
60,369	Waste Management, Inc.	3,849,127
	Total Commercial Services & Supplies	5,729,516

	Communications Equipment – 1.2%

4,101	ADTRAN, Inc.	78,493
24,808	Ciena Corporation, (3)	540,814
401,182	Cisco Systems, Inc.	12,725,493
2,206	Lumentum Holdings Inc., (3)	92,145
31,543	Motorola Solutions Inc.	2,406,100
11,034	Viavi Solutions Inc., (3)	81,541
	Total Communications Equipment	15,924,586

	Consumer Finance – 0.8%

89,615	American Express Company	5,738,945
67,273	Discover Financial Services	3,804,288
45,177	Navient Corporation	653,711
132,929	SLM Corporation, (3)	992,980
	Total Consumer Finance	11,189,924

	Containers & Packaging – 0.3%

8,477	Avery Dennison Corporation	659,426
34,840	Packaging Corp. of America	2,831,098
5,718	Sonoco Products Company	302,082
	Total Containers & Packaging	3,792,606

	Distributors – 0.2%

23,190	Genuine Parts Company	2,329,436

	Diversified Consumer Services – 0.0%

7,623	Apollo Education Group, Inc., (3)	60,603

2	NUVEEN

Shares	Description (1)	Value

	Diversified Financial Services – 1.9%

177,830	Berkshire Hathaway Inc., Class B, (3)	$25,691,099
53,398	Leucadia National Corporation	1,016,698
	Total Diversified Financial Services	26,707,797

	Diversified Telecommunication Services – 2.5%

431,800	AT&T Inc.	17,535,398
23,019	CenturyLink Inc.	631,411
192,058	Frontier Communications Corporation	798,961
290,257	Verizon Communications Inc.	15,087,559
3,033	Windstream Holdings Inc.	30,482
	Total Diversified Telecommunication Services	34,083,811

	Electric Utilities – 1.6%

71,565	Duke Energy Corporation	5,728,063
98,619	Great Plains Energy Incorporated	2,691,313
89,635	OGE Energy Corp.	2,834,259
61,214	Pinnacle West Capital Corporation	4,651,652
116,253	Southern Company	5,963,779
	Total Electric Utilities	21,869,066

	Electrical Equipment – 1.0%

52,322	Eaton Corporation PLC	3,438,079
76,676	Emerson Electric Co.	4,179,609
11,240	Hubbell Inc.	1,210,998
35,453	Rockwell Automation, Inc.	4,337,320
	Total Electrical Equipment	13,166,006

	Electronic Equipment, Instruments & Components – 0.3%

151,993	Corning Incorporated	3,594,634

	Energy Equipment & Services – 1.3%

8,826	Diamond Offshore Drilling, Inc.	155,426
136,941	Halliburton Company	6,145,912
72,619	Patterson-UTI Energy, Inc.	1,624,487
128,328	Schlumberger Limited	10,091,714
	Total Energy Equipment & Services	18,017,539

	Food & Staples Retailing – 2.1%

112,231	CVS Health Corporation	9,987,437
154,875	Kroger Co.	4,596,690
105,123	SUPERVALU INC., (3)	524,564
74,151	Walgreens Boots Alliance Inc.	5,978,054
103,755	Wal-Mart Stores, Inc.	7,482,811
	Total Food & Staples Retailing	28,569,556

	Food Products – 0.7%

222,831	Mondelez International Inc., Class A	9,782,281

	Gas Utilities – 0.3%

33,764	Atmos Energy Corporation	2,514,405
29,951	National Fuel Gas Company	1,619,451
4,901	ONE Gas Inc.	303,078
	Total Gas Utilities	4,436,934

	Health Care Equipment & Supplies – 2.2%

163,485	Abbott Laboratories	6,913,781
47,152	Baxter International, Inc.	2,244,435
13,397	Halyard Health Inc., (3)	464,340
36,821	Hill-Rom Holdings Inc.	2,282,166
62,936	Hologic Inc., (3)	2,443,805

NUVEEN	3

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

3,873	Intuitive Surgical, Inc., (3)	$2,807,267
148,378	Medtronic, PLC	12,819,859
	Total Health Care Equipment & Supplies	29,975,653

	Health Care Providers & Services – 2.8%

47,337	Aetna Inc.	5,465,057
32,732	Anthem Inc.	4,101,647
69,194	Brookdale Senior Living Inc., (3)	1,207,435
89,014	Express Scripts Holding Company, (3)	6,278,157
45,526	HCA Holdings Inc., (3)	3,443,131
27,123	Henry Schein Inc., (3)	4,420,507
15,942	Kindred Healthcare Inc.	162,927
97,858	UnitedHealth Group Incorporated	13,700,120
	Total Health Care Providers & Services	38,778,981

	Health Care Technology – 0.2%

47,111	Cerner Corporation, (3)	2,909,104

	Hotels, Restaurants & Leisure – 1.4%

54,924	Carnival Corporation	2,681,390
34,368	ILG, Inc.	590,099
6,469	Las Vegas Sands Corp.	372,226
26,778	Marriott International, Inc., Class A	1,802,976
102,936	McDonald’s Corporation	11,874,697
15,729	Wynn Resorts Ltd	1,532,319
	Total Hotels, Restaurants & Leisure	18,853,707

	Household Durables – 0.7%

8,957	Garmin Limited	430,921
75,087	KB Home	1,210,402
85,919	Newell Brands Inc.	4,524,495
16,680	TopBuild Corporation, (3)	553,776
1,285	Tupperware Brands Corporation	84,000
19,857	Whirlpool Corporation	3,220,011
	Total Household Durables	10,023,605

	Household Products – 2.1%

104,090	Colgate-Palmolive Company	7,717,233
34,108	Kimberly-Clark Corporation	4,302,383
188,799	Procter & Gamble Company	16,944,710
	Total Household Products	28,964,326

	Industrial Conglomerates – 3.1%

56,000	3M Co.	9,868,880
668,539	General Electric Company	19,802,125
85,468	Honeywell International Inc.	9,964,714
14,006	Roper Technologies, Inc.	2,555,675
	Total Industrial Conglomerates	42,191,394

	Insurance – 2.5%

75,894	Allstate Corporation	5,250,347
110,455	American International Group, Inc.	6,554,400
34,937	Arthur J. Gallagher & Co.	1,777,245
40,755	CNO Financial Group Inc.	622,329
29,385	FNF Group	1,084,600
65,958	Genworth Financial Inc., Class A, (3)	327,152
74,204	Hartford Financial Services Group, Inc.	3,177,415
2,764	Kemper Corporation	108,680
77,588	Lincoln National Corporation	3,645,084
92,040	Marsh & McLennan Companies, Inc.	6,189,690
43,987	Travelers Companies, Inc.	5,038,711
	Total Insurance	33,775,653

4	NUVEEN

Shares	Description (1)	Value

	Internet & Direct Marketing Retail – 2.7%

30,653	Amazon.com, Inc., (3)	$25,666,062
11,208	HSN, Inc.	446,078
41,884	Netflix.com Inc., (3)	4,127,668
5,011	Priceline Group, Inc. (The), (3)	7,373,636
	Total Internet and Direct Marketing Retail	37,613,444

	Internet Software & Services – 5.3%

50,540	Akamai Technologies, Inc., (3)	2,678,115
29,721	Alphabet Inc., Class A, (3)	23,897,467
16,407	Alphabet Inc., Class C, (3)	12,752,997
121,240	eBay Inc., (3)	3,988,796
195,319	Facebook Inc., Class A, (3)	25,053,568
17,954	IAC/InterActiveCorp	1,121,586
38,331	VeriSign, Inc., (3)	2,999,017
	Total Internet Software & Services	72,491,546

	IT Services – 3.0%

9,573	Alliance Data Systems Corporation, (3)	2,053,696
72,671	Automatic Data Processing, Inc.	6,409,582
53,917	Fidelity National Information Services, Inc.	4,153,227
58,645	International Business Machines Corporation	9,315,758
121,830	PayPal Holdings, Inc., (3)	4,991,375
170,320	Visa Inc., Class A	14,085,464
	Total IT Services	41,009,102

	Leisure Products – 0.2%

30,641	Mattel, Inc.	927,809
18,145	Polaris Industries Inc.	1,405,149
	Total Leisure Products	2,332,958

	Machinery – 2.0%

72,561	Caterpillar Inc.	6,441,240
30,864	Cummins Inc.	3,955,222
25,751	Deere & Company	2,197,848
27,042	Graco Inc.	2,001,108
35,953	Hillenbrand Inc.	1,137,553
36,751	Ingersoll-Rand PLC	2,496,863
16,893	Parker Hannifin Corporation	2,120,578
10,877	Snap-on Incorporated	1,652,869
38,813	Stanley Black & Decker Inc.	4,773,223
23,456	Timken Company	824,244
	Total Machinery	27,600,748

	Media – 2.8%

51,987	CBS Corporation, Class B	2,845,768
210,089	Comcast Corporation, Class A	13,937,304
29,164	DISH Network Corporation, Class A, (3)	1,597,604
86,999	New York Times Company (The), Class A	1,039,638
124,653	News Corporation, Class A	1,742,649
46,679	Omnicom Group, Inc.	3,967,715
31,371	Regal Entertainment Group, Class A	682,319
143,677	Walt Disney Company	13,341,846
	Total Media	39,154,843

	Metals & Mining – 0.4%

217,972	Arconic, Inc.	2,210,236
20,083	Barrick Gold Corporation	355,871
42,637	Newmont Mining Corporation	1,675,208
24,595	Nucor Corporation	1,216,223
24,417	Southern Copper Corporation	642,167
	Total Metals & Mining	6,099,705

NUVEEN	5

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Multiline Retail – 0.7%

25,954	Dollar Tree Inc., (3)	$2,048,549
48,996	Macy’s, Inc.	1,815,302
41,958	Nordstrom, Inc.	2,176,781
23,907	Sears Holding Corporation, (3)	273,974
56,487	Target Corporation	3,879,527
	Total Multiline Retail	10,194,133

	Multi-Utilities – 1.4%

54,853	Ameren Corporation	2,697,671
57,390	Consolidated Edison, Inc.	4,321,467
18,999	NorthWestern Corporation	1,093,012
136,142	Public Service Enterprise Group Incorporated	5,700,266
84,686	WEC Energy Group, Inc.	5,070,998
	Total Multi-Utilities	18,883,414

	Oil, Gas & Consumable Fuels – 5.9%

74,927	Cenovus Energy Inc.	1,076,701
157,422	Chevron Corporation	16,201,872
189,204	ConocoPhillips	8,224,698
28,455	CONSOL Energy Inc.	546,336
49,904	Continental Resources Inc., (3)	2,593,012
181,113	Encana Corporation	1,896,253
314,753	Exxon Mobil Corporation	27,471,641
81,036	Hess Corporation	4,345,150
92,332	Occidental Petroleum Corporation	6,732,849
41,604	ONEOK, Inc.	2,138,030
2,376	PetroChina Company Limited, ADR	158,717
70,808	Phillips 66	5,703,584
17,453	Suncor Energy, Inc.	484,844
58,070	Valero Energy Corporation	3,077,710
	Total Oil, Gas & Consumable Fuels	80,651,397

	Pharmaceuticals – 5.7%

21,822	Allergan PLC, (3)	5,025,825
160,216	Bristol-Myers Squibb Company	8,638,847
100,068	Eli Lilly and Company	8,031,458
214,426	Johnson & Johnson	25,330,143
245,816	Merck & Co. Inc.	15,341,377
495,990	Pfizer Inc.	16,799,181
	Total Pharmaceuticals	79,166,831

	Professional Services – 0.1%

18,195	Manpowergroup, Inc.	1,314,771

	Real Estate Investment Trust – 2.5%

10,398	Annaly Capital Management Inc.	109,179
93,495	Apartment Investment & Management Company, Class A	4,292,355
109,496	Brandywine Realty Trust	1,710,328
10,613	Care Capital Properties, Inc.	302,471
34,687	CBL & Associates Properties Inc.	421,100
151,233	CubeSmart	4,122,612
93,181	DCT Industrial Trust Inc.	4,523,938
93,016	Equity Commonwealth, (3)	2,810,944
68,970	Healthcare Realty Trust, Inc.	2,349,118
111,415	Lexington Realty Trust	1,147,575
55,742	Liberty Property Trust	2,249,190
19,790	MFA Financial, Inc.	148,029
26,716	Senior Housing Properties Trust	606,720
49,503	Ventas Inc.	3,496,397
58,810	Welltower Inc.	4,397,224
66,465	Weyerhaeuser Company	2,122,892
	Total Real Estate Investment Trusts	34,810,072

6	NUVEEN

Shares	Description (1)	Value

	Road & Rail – 0.4%

62,967	Norfolk Southern Corporation	$6,111,577

	Semiconductors & Semiconductor Equipment – 3.4%

77,746	Analog Devices, Inc.	5,010,730
35,713	Broadcom Limited	6,161,207
365,405	Intel Corporation	13,794,039
38,906	Intersil Corporation, Class A	853,209
27,920	Lam Research Corporation	2,644,303
81,111	Linear Technology Corporation	4,809,071
24,776	Microchip Technology Incorporated	1,539,581
58,777	NVIDIA Corporation	4,027,400
117,004	QUALCOMM, Inc.	8,014,774
	Total Semiconductors & Semiconductor Equipment	46,854,314

	Software – 4.8%

79,151	Activision Blizzard Inc.	3,506,389
73,198	Adobe Systems Incorporated, (3)	7,944,911
48,079	Autodesk, Inc., (3)	3,477,554
24,616	CDK Global Inc.	1,411,974
18,446	Dell Technologies Incorporated, Class V, (3)	881,719
602,406	Microsoft Corporation	34,698,585
260,115	Oracle Corporation	10,217,317
65,868	Salesforce.com, Inc., (3)	4,698,364
	Total Software	66,836,813

	Specialty Retail – 2.7%

5,637	Abercrombie & Fitch Co., Class A	89,572
32,842	American Eagle Outfitters, Inc.	586,558
46,327	Best Buy Co., Inc.	1,768,765
46,645	CarMax, Inc., (3)	2,488,511
10,049	CST Brands Inc.	483,256
50,159	Gap, Inc.	1,115,536
106,894	Home Depot, Inc.	13,755,120
26,516	L Brands Inc.	1,876,537
103,055	Lowe’s Companies, Inc.	7,441,602
32,953	Ross Stores, Inc.	2,118,878
21,051	Tiffany & Co.	1,528,934
52,140	TJX Companies, Inc.	3,899,029
	Total Specialty Retail	37,152,298

	Technology Hardware, Storage & Peripherals – 3.8%

409,945	Apple, Inc.	46,344,280
118,686	Hewlett Packard Enterprise Company	2,700,107
118,686	HP Inc.	1,843,194
61,069	NetApp, Inc.	2,187,492
	Total Technology Hardware, Storage & Peripherals	53,075,073

	Textiles, Apparel & Luxury Goods – 0.3%

83,862	VF Corporation	4,700,465

	Thrifts & Mortgage Finance – 0.1%

116,659	MGIC Investment Corporation, (3)	933,272

	Tobacco – 1.9%

180,267	Altria Group, Inc.	11,398,282
113,783	Philip Morris International, Inc.	11,061,983
81,858	Reynolds American Inc.	3,859,605
11,645	Vector Group Ltd.	250,729
	Total Tobacco	26,570,599

NUVEEN	7

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.0%

47,312	Sprint Corporation, (3)			$313,679
	Total Long-Term Investments (cost $842,530,542)			1,369,165,985

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.6%

	REPURCHASE AGREEMENTS – 3.6%

$48,964	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $48,964,020, collateralized by $42,780,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $49,945,650	0.030%	10/03/16	$48,963,898
	Total Short-Term Investments (cost $48,963,898)			48,963,898
	Total Investments (cost $891,494,440) – 103.0%			1,418,129,883
	Other Assets Less Liabilities – (3.0)% (4)			(41,828,373)
	Net Assets – 100%			$1,376,301,510

Investments in Derivatives as of September 30, 2016

Call Options Written

Number of Contracts	Description (5)	Notional Amount (6)	Expiration Date	Strike Price	Value
(681)	S&P 500® Index	$(148,117,500)	10/07/16	$2,175	$(578,850)
(654)	S&P 500® Index	(143,226,000)	10/14/16	2,190	(441,450)
(729)	S&P 500® Index	(154,912,500)	10/21/16	2,125	(3,867,345)
(1,391)	S&P 500® Index	(299,065,000)	10/21/16	2,150	(4,701,580)
(682)	S&P 500® Index	(148,335,000)	10/21/16	2,175	(1,210,550)
(657)	S&P 500® Index	(144,540,000)	11/18/16	2,200	(1,254,870)
(1,456)	S&P 500® Index	(313,040,000)	11/18/16	2,150	(7,047,040)
(6,250)	Total Call Options Written (premiums received $25,071,096)	$(1,351,236,000)			$(19,101,685)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,369,165,985	$—	$—	$1,369,165,985

Short-Term Investments:
Repurchase Agreements	—	48,963,898	—	48,963,898

Investments in Derivatives:
Options Written	(19,101,685)	—	—	(19,101,685)
Total	$1,350,064,300	$48,963,898	$—	$1,399,028,198

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $891,644,143.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$568,298,888
Depreciation	(41,813,148)
Net unrealized appreciation (depreciation) of investments	$526,485,740

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

NUVEEN	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016